Warrants (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) integer $ / shares shares	Dec. 31, 2022 $ / shares
Fair value of warrants | $	$ 2,009,105
Net gain of warratis | $	$ 1,341,120
Common stock, par value	$ 0.0001	$ 0.0001
Private Placement [Member]
Warrant outstanding (in Shares) | shares	515,000
Warrant received (in Shares) | shares	515,000
Warrant outstanding (in Shares) | shares	16,184,626
Threshold consecutive trading days for redemption of public warrants (in Days) | integer	30
Public Warrant [Member]
Fair value of warrants | $	$ 667,985
Warrant outstanding (in Shares) | shares	16,184,612
Warrant received (in Shares) | shares	515,000
Common stock, par value	$ 11.50
Stock price trigger for redemption of public warrants	10.00
Exercise Price 18.00 [Member]
Redemption price per public warrant	$ 0.01
Warrants and Rights Outstanding Exercisable Term After Business Combination	30 years
Stock price trigger for redemption of public warrants	$ 18.00
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Trading Days (in Days) | integer	20
Threshold consecutive trading days for redemption of public warrants (in Days) | integer	30
Exercise Price 10.00 [Member]
Redemption price per public warrant	$ 0.10
Stock price trigger for redemption of public warrants	$ 10.00
Class Of Warrant Or Right Minimum Threshold Written Notice Period For Redemption Of Warrants	30 years